Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
19.	COMMITMENTS AND CONTINGENCIES
Capital Commitments
The Group’s capital commitments primarily relate to commitments in connection with the expansion and improvement of its network infrastructure and its plan to build additional office buildings and cloud computing based data centers. Total capital commitments contracted but not yet reflected in the financial statements amounted to RMB5.3 billion (US$733 million) as of December 31, 2024. Almost all of the commitments relating to the network infrastructure, office buildings and cloud computing based data centers are to be fulfilled within one year.

Commitments for bandwidth and property management fees
Future minimum payments under
non-cancelable
agreements for bandwidth and property management fees consist of the following as of December 31, 2024:

	RMB	US$
	(In millions)
2025	667	91
2026	259	35
2027	73	10
2028	10	1
2029	6	1
Thereafter	16	2

	1,031	140

Licensed Copyrights and Produced Content Commitments
Future minimum payments under
non-cancelable
agreements for licensed copyrights and produced content consist of the following as of December 31, 2024:

	RMB	US$
	(In millions)
2025	9,275	1,271
2026	4,900	671
2027	2,256	309
2028	1,355	186
2029	423	58
Thereafter	75	10

	18,284	2,505

Investment Commitments
The Group’s investment commitments primarily relate to capital contribution obligations under certain arrangements which do not have specified contractual maturity dates. As of December 31, 2024, the total investment commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB1.3 billion (US$186 million).
Guarantees
The Group accounts for guarantees in accordance with ASC Topic 460,
Guarantees
(“ASC 460”)
.
Accordingly, the Group evaluates its guarantees if any to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460, (b) the guarantee is subject to ASC 460 disclosure requirements only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.
The corporate
by-laws
require that the Company indemnify its officers and directors, as well as those who act as directors and officers of other entities at the Company’s request, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings arising out of their services to the Company. In addition, the Company entered into separate indemnification agreements with each director and each executive officer of the Company that provide for indemnification of these directors and officers under similar circumstances and under additional circumstances. The indemnification obligations are more fully described in the by-laws
and the indemnification agreements. The Company purchases standard directors and officers insurance to cover claims or a portion of the claims made against its directors and officers. Since a maximum obligation is not explicitly stated in the Company’s by-laws
or in the indemnification agreements and will depend on the facts and circumstances that arise out of any future claims, the overall maximum amount of the obligations cannot be reasonably estimated.
Historically, the Group was not required to make payments related to these obligations, and the fair value for these obligations was immaterial on the consolidated balance sheets as of December 31, 2024.
Litigation
The Group was involved in certain cases pending in various PRC, Brazil and Japan courts and arbitration as of December 31, 2024. These cases include copyright infringement cases, unfair competition cases, and defamation cases, among others. Adverse results in these lawsuits may include awards of damages and may also result in, or even compel, a change in the Group’s business practices, which could result in a loss of revenue or otherwise harm the business of the Group.
Baidu and iQIYI were named as defendants in several putative federal securities class actions alleging that defendants made material misstatements and omissions regarding certain reported financial and operational results. Starting in April 2020, iQIYI and certain of its current and former officers and directors were named as defendants in several putative securities class actions filed in federal court, which were purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of alleged misstatements and omissions in iQIYI’s public disclosure documents. In light of the common questions of law and fact at issue in this case and a related action against Baidu, the Court terminated the motion to dismiss without prejudice, and ordered a motion-to-dismiss
briefing for the two cases under a new coordinated briefing schedule. The coordinated motion-to-dismiss briefing was completed in March 2023. On February 26, 2024, following oral argument on the motions to dismiss, the court held defendants’ motions in abeyance, granted plaintiffs leave to file amended consolidated complaints, and ordered the supplemental briefing on the amended consolidated complaints to be completed by April 22, 2024. Both the iQIYI and Baidu Actions were dismissed on September 30, 2024. As a result, as of December 31, 2024, the Group did not record any liabilities for the loss contingencies pertaining to the cases described above.
For many proceedings, the Group is currently unable to estimate the reasonably possible loss or a range of reasonably possible losses as the proceedings are in the early stages, and/or there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. As a result, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Group believes
that such matters, individually and in the aggregate, when finally resolved, are not reasonably likely to have a material adverse effect on the Group’s consolidated results of operations, financial position and cash flows. With respect to the limited number of proceedings for which the Group was able to estimate the reasonably possible losses or the range of reasonably possible losses, such loss estimates were insignificant.